VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Sep. 30, 2014
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$2,556	$4,012
Accounts and notes receivable, net of allowance	4,810	4,496
Unbilled revenue	4,975	6,029
Amounts due from related companies	2,216	141
Inventories	2,142	688
Other receivables and prepayments	1,084	2,105
Total Current Assets	17,783	17,472
Non-current assets
Property and equipment, net	12,890	13,356
Intangible assets	611	632
Net investment in sales-type leases, less current portion	-	-
Total Assets	$31,284	$31,460

LIABILITIES
Current liabilities
Accounts payable	$1,867	$1,606
Advances from customers	8,365	9,062
Other payables and accruals	14,347	14,312
Taxes payable	1,273	1,545
Amounts due to related party	2	2
Dividend payable	840	842
Total Current Liabilities	26,694	27,369
Total Liabilities	$26,694	$27,369

	For the years ended September 30,
	2014	2013	2012
	US$(’000)	US$(’000)	US$(’000)
Revenue	$6,186	$11,562	$1,451
Net Income/(loss)	$505	$(7,572)	$(8,394)